General Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General Taxes [Abstract]
Gross receipts and franchise	$ 151	$ 140	$ 134
Property and capital stock	134	125	119
Payroll	43	41	38
Other general	20	14	16
Total general taxes	$ 348	$ 320	$ 307